Revenue Disaggregation and Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Disaggregation and Operating Segments
Schedule of revenue disaggregated by geography

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
United States	$1,663	$1,929	$3,281	$3,742
Australia	103	123	205	280
Europe	198	193	396	497
Rest of World	1	9	27	22
Total revenue	$1,965	$2,254	$3,909	$4,541

	Year Ended
	December 31,
	2023	2022
United States	$7,134	$9,230
Australia	526	688
Europe	956	1,252
Rest of world	62	70
Total revenue	$8,678	$11,240